Related Party Transactions - Summary of Related Party Carrying Value of Investments In Advances (Parenthetical) (Detail) - Subsequent Event $ in Millions	Jan. 01, 2025 USD ($)
SSGT III Bridge Loan
Related Party Transaction [Line Items]
Outstanding principal balance	$ 2.9
SSGT III Promissory Note
Related Party Transaction [Line Items]
Outstanding principal balance	$ 7.0